The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the statement of financial position are as follows: (Details) - CAD ($)
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
IfrsStatementLineItems [Line Items]
Exploration and evaluation assets	$ 680,000	$ 253,000
Share issue costs	207,000	77,000
Allowable capital losses	749,000	57,000
Non-capital losses available for future periods	2,587,000	1,604,000	41,000
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Exploration and evaluation assets	2,517,000	935,000
Share issue costs	796,000	285,000
Allowable capital losses	(50,000)
Allowable capital losses	2,775,000
Non-capital losses available for future periods		209,000
Non-capital losses available for future periods	9,580,000	5,940,000	153,000
Canada	$ 9,580,000	$ 5,940,000	$ 153,000